Supplemental Disclosure of Statement of Cash Flow Information Noncash Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011 Pemlex LLC [Member]	Dec. 31, 2009 Property Owner Subsidiary [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Land and building assets	$ 9,006	$ 2,500
Lease intangible assets	6,294
Other assets, net	107
Noncontrolling interest	$ 574